Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Ninety One Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

(the “Trust”)

Ninety One Emerging Markets Equity Fund

Ninety One Global Franchise Fund

Ninety One International Franchise Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated August 12, 2024

to the Funds’ Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”),

each dated March 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

II. The Board has approved a change in classification of the Ninety One Emerging Markets Equity Fund from a non-diversified company to a diversified company. Accordingly, effective immediately, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	The last paragraph of the “Ninety One Emerging Markets Equity Fund – Principal Investment Strategies” section of the Prospectus is deleted.

2.	The “Non-Diversification Risk” disclosure in the “Ninety One Emerging Markets Equity Fund – Principal Risks” section of the Prospectus is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INV-SK-009-0600